UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114
Name of Registrant: Vanguard Montgomery Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2017
Item 1: Schedule of Investments

Vanguard Market Neutral Fund

Schedule of Investments (unaudited)
As of September 30, 2017

			Market
			Value•
		Shares	($000)
Common Stocks—Long Positions (99.8%)
Consumer Discretionary (14.1%)
^,† Big Lots Inc.		215,735	11,557
†	Children's Place Inc.	93,696	11,070
†	Lear Corp.	62,704	10,853
†	Nutrisystem Inc.	192,152	10,741
†,* Burlington Stores Inc.		112,273	10,718
†,* Taylor Morrison Home Corp. Class A		479,876	10,581
†,* Liberty Media Corp-Liberty SiriusXM Class A Shares		245,847	10,301
†	Bloomin' Brands Inc.	583,528	10,270
†	Carnival Corp.	158,166	10,213
†	Best Buy Co. Inc.	177,740	10,124
*	Live Nation Entertainment Inc.	232,151	10,110
	Tailored Brands Inc.	699,721	10,104
†,* Cooper-Standard Holdings Inc.		87,066	10,097
†	Office Depot Inc.	2,220,799	10,083
	Royal Caribbean Cruises Ltd.	84,223	9,984
*	Weight Watchers International Inc.	227,135	9,892
†,* iRobot Corp.		107,332	8,271
*	Select Comfort Corp.	263,168	8,171
†,* Discovery Communications Inc. Class A		350,778	7,468
*	RH	102,895	7,236
	New York Times Co. Class A	357,341	7,004
	Sinclair Broadcast Group Inc. Class A	204,928	6,568
*	Sotheby's	125,001	5,764
	KB Home	230,903	5,569
	MDC Holdings Inc.	167,368	5,558
†	Chico's FAS Inc.	586,374	5,248
	PetMed Express Inc.	149,345	4,951
*	Scientific Games Corp. Class A	94,674	4,341
*	Chegg Inc.	277,214	4,114
*	Gray Television Inc.	261,354	4,103
†,* MSG Networks Inc.		173,178	3,671
	Group 1 Automotive Inc.	44,546	3,228
*	Dave & Buster's Entertainment Inc.	54,999	2,886
*	Lumber Liquidators Holdings Inc.	73,318	2,858
†	Kohl's Corp.	59,982	2,738
†	News Corp. Class B	136,943	1,869
	Brinker International Inc.	56,764	1,809
	Wolverine World Wide Inc.	44,482	1,283
*	Fox Factory Holding Corp.	26,171	1,128
*	Asbury Automotive Group Inc.	12,797	782
			273,316
Consumer Staples (4.5%)
†	National Beverage Corp.	88,735	11,007
†	Sanderson Farms Inc.	65,200	10,531
†	Conagra Brands Inc.	296,561	10,006
	Costco Wholesale Corp.	53,275	8,752
†	Wal-Mart Stores Inc.	102,011	7,971
*	Pilgrim's Pride Corp.	263,177	7,477

†	Universal Corp.	127,249	7,291
†	SpartanNash Co.	233,476	6,157
*	HRG Group Inc.	382,889	5,977
†	Bunge Ltd.	73,094	5,077
†	Nu Skin Enterprises Inc. Class A	65,804	4,046
	SUPERVALU Inc.	83,625	1,819
†	Fresh Del Monte Produce Inc.	19,569	890
			87,001
Energy (3.6%)
^	RPC Inc.	449,917	11,154
†,* McDermott International Inc.		1,514,712	11,012
†,* Unit Corp.		512,700	10,551
*	Laredo Petroleum Inc.	767,132	9,919

^,†,* Chesapeake Energy Corp.		2,249,739	9,674
	Delek US Holdings Inc.	299,110	7,995
*	Halcon Resources Corp.	456,086	3,101
†,* Newfield Exploration Co.		83,842	2,488
	CVR Energy Inc.	95,018	2,461
*	Peabody Energy Corp.	32,894	954
			69,309
Financials (16.3%)
†	Regions Financial Corp.	740,709	11,281
†	Zions Bancorporation	236,492	11,158
†	Primerica Inc.	136,673	11,146
†	SunTrust Banks Inc.	186,385	11,140
†	Citizens Financial Group Inc.	293,838	11,128
†	Comerica Inc.	145,478	11,094
†,* Walker & Dunlop Inc.		211,945	11,091
†	Unum Group	213,109	10,896
†	Fifth Third Bancorp	388,380	10,867
†,* Essent Group Ltd.		268,045	10,856
†	Citigroup Inc.	148,975	10,836
†	Lincoln National Corp.	146,556	10,769
†	Bank of America Corp.	424,808	10,765
†	Ameriprise Financial Inc.	72,444	10,759
†	JPMorgan Chase & Co.	112,538	10,748
†	PNC Financial Services Group Inc.	79,585	10,726
†	Morgan Stanley	221,506	10,670
†	Aflac Inc.	125,334	10,201
	CNO Financial Group Inc.	432,221	10,088
†	Universal Insurance Holdings Inc.	432,081	9,938
†	Everest Re Group Ltd.	42,915	9,801
†	Navient Corp.	649,045	9,749
†	Assured Guaranty Ltd.	249,261	9,410
†	Goldman Sachs Group Inc.	35,304	8,374
	East West Bancorp Inc.	134,837	8,060
†	Nelnet Inc. Class A	149,601	7,555
	Synovus Financial Corp.	159,300	7,337
	Evercore Inc. Class A	88,906	7,135
†,* Flagstar Bancorp Inc.		183,833	6,522
	American Equity Investment Life Holding Co.	191,156	5,559
	Washington Federal Inc.	141,477	4,761
†	MSCI Inc. Class A	36,775	4,299
*	Green Dot Corp. Class A	64,711	3,208
	First Citizens BancShares Inc. Class A	7,114	2,660

*	MGIC Investment Corp.	204,904	2,567
	Moelis & Co. Class A	53,711	2,312
			315,466
Health Care (12.5%)
†,* FibroGen Inc.		356,326	19,170
†,* Array BioPharma Inc.		926,116	11,391
†,* Centene Corp.		113,321	10,966
†,* PRA Health Sciences Inc.		140,245	10,682
†,* Charles River Laboratories International Inc.		98,286	10,617
†,* Quintiles IMS Holdings Inc.		111,019	10,555
†	Baxter International Inc.	167,127	10,487
	Cigna Corp.	55,935	10,457
†,* WellCare Health Plans Inc.		60,698	10,424
†	Humana Inc.	42,272	10,299
*	Corcept Therapeutics Inc.	533,518	10,297
†,* Masimo Corp.		114,675	9,926
†	Bruker Corp.	331,989	9,877
†,* Prestige Brands Holdings Inc.		196,518	9,844
†,* Veeva Systems Inc. Class A		174,390	9,837
†,* INC Research Holdings Inc. Class A		186,584	9,758
†,* Exelixis Inc.		396,814	9,615
*	OraSure Technologies Inc.	393,425	8,852
*	Medpace Holdings Inc.	221,625	7,070
*	PTC Therapeutics Inc.	349,143	6,986
*	IDEXX Laboratories Inc.	44,633	6,940
†,* HCA Healthcare Inc.		74,156	5,902
†	Chemed Corp.	27,263	5,509
†	Anthem Inc.	22,940	4,356
*	Cotiviti Holdings Inc.	116,372	4,187
	Agilent Technologies Inc.	54,297	3,486
†,* Cambrex Corp.		37,970	2,088
	UnitedHealth Group Inc.	10,211	2,000
*	Coherus Biosciences Inc.	64,548	862
			242,440
Industrials (14.9%)
†	Greenbrier Cos. Inc.	234,490	11,291
†,* United Rentals Inc.		80,727	11,200
†	Argan Inc.	164,926	11,091
†	SkyWest Inc.	252,208	11,072
†,* AECOM		300,535	11,063
†	Brink's Co.	131,029	11,039
†	Oshkosh Corp.	133,591	11,027
†	Owens Corning	140,775	10,889
†	Wabash National Corp.	471,587	10,762
†	GATX Corp.	172,849	10,641
†	Quad/Graphics Inc.	469,440	10,614
†	Boeing Co.	41,650	10,588
†	Caterpillar Inc.	84,833	10,580
†,* Meritor Inc.		404,584	10,523
*	XPO Logistics Inc.	154,220	10,453
	Deere & Co.	82,746	10,392
	Timken Co.	210,452	10,217
	Allison Transmission Holdings Inc.	272,218	10,216
†	Copa Holdings SA Class A	80,598	10,037
†,* TriNet Group Inc.		292,119	9,821
†,* Hawaiian Holdings Inc.		257,560	9,671

*	Harsco Corp.	438,774	9,170
*	Continental Building Products Inc.	325,479	8,462
*	Rush Enterprises Inc. Class A	157,044	7,270
†,* MasTec Inc.		148,920	6,910
	ManpowerGroup Inc.	47,747	5,626
	Kennametal Inc.	117,614	4,745
*	TrueBlue Inc.	201,081	4,514
	LSC Communications Inc.	260,232	4,296
†,* United Continental Holdings Inc.		53,232	3,241
*	Atkore International Group Inc.	154,096	3,006
*	Atlas Air Worldwide Holdings Inc.	39,656	2,609
†	Briggs & Stratton Corp.	105,404	2,477
*	KLX Inc.	39,496	2,091
†	Spirit AeroSystems Holdings Inc. Class A	13,310	1,034
*	ACCO Brands Corp.	83,708	996
			289,634
Information Technology (16.7%)
†,* Ultra Clean Holdings Inc.		378,626	11,594
†	SYNNEX Corp.	91,198	11,538
†,* Anixter International Inc.		131,459	11,174
†,* Wix.com Ltd.		154,280	11,085
†	CDW Corp.	166,371	10,981
†,* CACI International Inc. Class A		78,221	10,900
†,* Extreme Networks Inc.		912,244	10,847
†	Booz Allen Hamilton Holding Corp. Class A	289,532	10,826
†	Travelport Worldwide Ltd.	685,121	10,756
†	CSRA Inc.	332,175	10,719
†,* Square Inc.		371,514	10,703
^,* VMware Inc. Class A		97,548	10,651
†,* RingCentral Inc. Class A		254,444	10,623
†,* First Data Corp. Class A		585,506	10,563
†,* TTM Technologies Inc.		685,121	10,530
*	KEMET Corp.	492,645	10,410

^,†,* Match Group Inc.		442,279	10,256

^,†,* Advanced Micro Devices Inc.		779,398	9,937
†,* Synaptics Inc.		247,374	9,692
†	TeleTech Holdings Inc.	231,337	9,658
†,* Amkor Technology Inc.		844,530	8,910
†	HP Inc.	443,369	8,850
†,* Sykes Enterprises Inc.		300,489	8,762
*	ON Semiconductor Corp.	466,932	8,624
†,* NCR Corp.		190,457	7,146
†,* Aspen Technology Inc.		113,424	7,124
*	Micron Technology Inc.	167,153	6,574
†	Science Applications International Corp.	95,291	6,370
†	CSG Systems International Inc.	146,517	5,875
*	TrueCar Inc.	364,109	5,749
*	Five9 Inc.	237,231	5,670
*	Box Inc.	289,351	5,590
†,* Tech Data Corp.		50,274	4,467
*	Hortonworks Inc.	248,537	4,213
*	Zebra Technologies Corp.	38,725	4,205
*	Blucora Inc.	157,753	3,991
†,* Cirrus Logic Inc.		48,804	2,602
*	Appfolio Inc.	53,738	2,577

†,* Benchmark Electronics Inc.		48,918	1,671
	Brooks Automation Inc.	43,817	1,330
^,* Okta Inc.		33,254	938
†,* Sanmina Corp.		4,933	183
			324,864
Materials (6.0%)
†,* Owens-Illinois Inc.		438,030	11,021
†	Greif Inc. Class A	181,793	10,642
	United States Steel Corp.	407,471	10,456
†	Chemours Co.	205,518	10,401
†	Huntsman Corp.	376,005	10,310
†,* Louisiana-Pacific Corp.		375,564	10,170
†,* Freeport-McMoRan Inc.		721,886	10,135
†,* Cleveland-Cliffs Inc.		1,415,456	10,121
*	Alcoa Corp.	213,971	9,975
	Tronox Ltd. Class A	359,808	7,592
	Kronos Worldwide Inc.	268,850	6,138
†	Stepan Co.	46,797	3,915
†,* AK Steel Holding Corp.		623,408	3,485
	Warrior Met Coal Inc.	91,886	2,166
			116,527
Real Estate (8.0%)
†	Ryman Hospitality Properties Inc.	172,960	10,808
†	Xenia Hotels & Resorts Inc.	512,280	10,783
†	Lexington Realty Trust	1,012,782	10,351
†	Hospitality Properties Trust	361,032	10,286
	CoreCivic Inc.	380,338	10,182
	Prologis Inc.	159,259	10,107
†	Sabra Health Care REIT Inc.	459,419	10,080
†	LaSalle Hotel Properties	330,329	9,586
†	Select Income REIT	405,595	9,499
†	Government Properties Income Trust	493,850	9,270
†	Washington Prime Group Inc.	1,000,767	8,336
	Sunstone Hotel Investors Inc.	514,868	8,274
†	GEO Group Inc.	283,937	7,638
†	Senior Housing Properties Trust	384,620	7,519
^,† Uniti Group Inc.		451,481	6,619
	DiamondRock Hospitality Co.	405,952	4,445
	Getty Realty Corp.	142,832	4,086
	Pebblebrook Hotel Trust	76,483	2,764
	Gaming and Leisure Properties Inc.	63,051	2,326
	Chatham Lodging Trust	64,264	1,370
			154,329
Telecommunication Services (0.5%)
†,* Sprint Corp.		1,253,642	9,753

Utilities (2.7%)
†	CenterPoint Energy Inc.	361,127	10,549
	NRG Energy Inc.	405,598	10,379
†	FirstEnergy Corp.	335,185	10,334
†	National Fuel Gas Co.	181,908	10,298
†	MDU Resources Group Inc.	185,924	4,825
	Entergy Corp.	59,079	4,511

PNM Resources Inc.	50,433	2,032
		52,928
Total Common Stocks—Long Positions (Cost $1,600,414)		1,935,567
Common Stocks Sold Short (-98.9%)
Consumer Discretionary (-14.9%)
Monro Muffler Brake Inc.	(204,031)	(11,436)
Tractor Supply Co.	(173,882)	(11,005)
Abercrombie & Fitch Co.	(749,020)	(10,816)
ILG Inc.	(403,379)	(10,782)
Core-Mark Holding Co. Inc.	(334,215)	(10,742)
Nexstar Media Group Inc. Class A	(172,282)	(10,733)
Advance Auto Parts Inc.	(107,272)	(10,641)
* Vista Outdoor Inc.	(457,871)	(10,504)
* IMAX Corp.	(462,382)	(10,473)
* Gentherm Inc.	(281,043)	(10,441)
* G-III Apparel Group Ltd.	(359,202)	(10,424)
* Houghton Mifflin Harcourt Co.	(859,294)	(10,355)
Mattel Inc.	(668,735)	(10,352)
* Liberty Ventures Class A	(176,904)	(10,181)
* Amazon.com Inc.	(10,474)	(10,069)
Guess? Inc.	(581,624)	(9,905)
* DISH Network Corp. Class A	(182,314)	(9,887)
Vail Resorts Inc.	(43,127)	(9,838)
* TripAdvisor Inc.	(238,967)	(9,685)
* Liberty Broadband Corp.	(96,488)	(9,195)
Harley-Davidson Inc.	(189,641)	(9,143)
* Urban Outfitters Inc.	(361,586)	(8,642)
* Fiesta Restaurant Group Inc.	(416,527)	(7,914)
* Lions Gate Entertainment Corp. Class B	(241,654)	(7,682)
* TRI Pointe Group Inc.	(515,236)	(7,115)
Foot Locker Inc.	(198,548)	(6,993)
* Liberty Expedia Holdings Inc. Class A	(128,234)	(6,811)
* Liberty Media Corp-Liberty Formula One	(176,527)	(6,724)
Winnebago Industries Inc.	(125,222)	(5,604)
* Laureate Education Inc. Class A	(231,882)	(3,374)
* Buffalo Wild Wings Inc.	(27,741)	(2,932)
Red Rock Resorts Inc. Class A	(119,591)	(2,770)
DineEquity Inc.	(33,673)	(1,447)
* Eldorado Resorts Inc.	(54,032)	(1,386)
* Liberty Broadband Corp. Class A	(12,477)	(1,175)
* Meritage Homes Corp.	(24,376)	(1,082)
* Murphy USA Inc.	(15,557)	(1,073)
		(289,331)
Consumer Staples (-3.8%)
B&G Foods Inc.	(323,129)	(10,292)
Coty Inc. Class A	(599,415)	(9,908)
Dr Pepper Snapple Group Inc.	(109,421)	(9,681)
Molson Coors Brewing Co. Class B	(117,780)	(9,616)
Casey's General Stores Inc.	(74,502)	(8,154)
* Rite Aid Corp.	(4,062,773)	(7,963)
* Post Holdings Inc.	(87,328)	(7,708)
* Monster Beverage Corp.	(69,269)	(3,827)
PriceSmart Inc.	(33,506)	(2,990)
Brown-Forman Corp. Class B	(44,033)	(2,391)
		(72,530)

Energy (-3.7%)
Hess Corp.	(229,622)	(10,767)
SM Energy Co.	(603,192)	(10,701)
* Cheniere Energy Inc.	(227,315)	(10,238)
Range Resources Corp.	(513,215)	(10,044)
* Kosmos Energy Ltd.	(1,184,515)	(9,429)
* Superior Energy Services Inc.	(858,578)	(9,170)
Nabors Industries Ltd.	(437,994)	(3,534)
World Fuel Services Corp.	(72,837)	(2,470)
* Dril-Quip Inc.	(45,891)	(2,026)
Green Plains Inc.	(82,383)	(1,660)
* Forum Energy Technologies Inc.	(72,867)	(1,158)
		(71,197)
Financials (-16.2%)
Chemical Financial Corp.	(214,380)	(11,204)
Pinnacle Financial Partners Inc.	(165,588)	(11,086)
First Republic Bank	(105,816)	(11,054)
Bank of the Ozarks	(229,888)	(11,046)
United Bankshares Inc.	(297,220)	(11,042)
FNB Corp.	(782,090)	(10,973)
People's United Financial Inc.	(600,851)	(10,899)
Interactive Brokers Group Inc.	(241,926)	(10,896)
CBOE Holdings Inc.	(100,057)	(10,769)
* Berkshire Hathaway Inc. Class B	(58,443)	(10,714)
American International Group Inc.	(173,664)	(10,661)
Hope Bancorp Inc.	(598,960)	(10,608)
* LendingClub Corp.	(1,721,236)	(10,482)
* Brighthouse Financial Inc.	(171,854)	(10,449)
* Markel Corp.	(9,690)	(10,349)
* Signature Bank	(79,760)	(10,212)
New York Community Bancorp Inc.	(785,351)	(10,123)
FirstCash Inc.	(158,214)	(9,991)
Mercury General Corp.	(170,803)	(9,683)
* Enstar Group Ltd.	(42,849)	(9,527)
Banner Corp.	(150,848)	(9,244)
First Midwest Bancorp Inc.	(389,128)	(9,113)
Renasant Corp.	(210,563)	(9,033)
* MBIA Inc.	(1,032,063)	(8,979)
White Mountains Insurance Group Ltd.	(9,441)	(8,091)
MB Financial Inc.	(178,741)	(8,047)
Investors Bancorp Inc.	(521,306)	(7,111)
Community Bank System Inc.	(119,396)	(6,597)
Arthur J Gallagher & Co.	(106,656)	(6,565)
Northwest Bancshares Inc.	(376,527)	(6,503)
Kemper Corp.	(117,570)	(6,231)
* Opus Bank	(158,508)	(3,804)
AmTrust Financial Services Inc.	(250,622)	(3,373)
South State Corp.	(32,735)	(2,948)
* PHH Corp.	(170,909)	(2,381)
* Alleghany Corp.	(3,966)	(2,197)
* PRA Group Inc.	(62,271)	(1,784)
		(313,769)
Health Care (-11.0%)
* Puma Biotechnology Inc.	(100,589)	(12,046)
* Neurocrine Biosciences Inc.	(181,249)	(11,107)
* Alnylam Pharmaceuticals Inc.	(93,516)	(10,987)

* Nevro Corp.	(120,855)	(10,983)
Dentsply Sirona Inc.	(182,143)	(10,894)
* Spark Therapeutics Inc.	(122,093)	(10,886)
* Amicus Therapeutics Inc.	(720,036)	(10,858)
* Penumbra Inc.	(119,366)	(10,779)
* TESARO Inc.	(83,341)	(10,759)
* Sarepta Therapeutics Inc.	(227,865)	(10,336)
* Evolent Health Inc. Class A	(579,703)	(10,319)
* Natus Medical Inc.	(274,683)	(10,301)
* Acceleron Pharma Inc.	(273,458)	(10,205)
* Ultragenyx Pharmaceutical Inc.	(186,158)	(9,915)
* Omnicell Inc.	(178,402)	(9,107)
* Envision Healthcare Corp.	(197,252)	(8,867)
* Insulet Corp.	(155,956)	(8,590)
* DexCom Inc.	(144,819)	(7,085)
* MEDNAX Inc.	(141,669)	(6,109)
* Ligand Pharmaceuticals Inc.	(37,375)	(5,089)
* ICU Medical Inc.	(19,278)	(3,583)
* Avexis Inc.	(32,879)	(3,180)
* Insmed Inc.	(88,981)	(2,777)
* iRhythm Technologies Inc.	(37,511)	(1,946)
* Five Prime Therapeutics Inc.	(30,701)	(1,256)
* Sage Therapeutics Inc.	(20,085)	(1,251)
* athenahealth Inc.	(8,529)	(1,061)
* HMS Holdings Corp.	(50,468)	(1,002)
* Aerie Pharmaceuticals Inc.	(18,004)	(875)
* Achillion Pharmaceuticals Inc.	(193,048)	(867)
		(213,020)
Industrials (-15.4%)
CH Robinson Worldwide Inc.	(145,534)	(11,075)
* SiteOne Landscape Supply Inc.	(190,037)	(11,041)
* Beacon Roofing Supply Inc.	(214,006)	(10,968)
Covanta Holding Corp.	(728,500)	(10,818)
Wabtec Corp.	(140,079)	(10,611)
Cubic Corp.	(206,997)	(10,557)
Cintas Corp.	(73,021)	(10,536)
Roper Technologies Inc.	(43,237)	(10,524)
* Proto Labs Inc.	(130,327)	(10,465)
Johnson Controls International plc	(259,729)	(10,465)
Granite Construction Inc.	(180,333)	(10,450)
Xylem Inc.	(164,958)	(10,331)
* Genesee & Wyoming Inc. Class A	(139,581)	(10,330)
Acuity Brands Inc.	(59,211)	(10,142)
TransDigm Group Inc.	(39,296)	(10,046)
Flowserve Corp.	(230,900)	(9,834)
Matson Inc.	(327,528)	(9,230)
* RBC Bearings Inc.	(73,061)	(9,144)
Fluor Corp.	(208,178)	(8,764)
* Kirby Corp.	(125,586)	(8,282)
* IHS Markit Ltd.	(163,338)	(7,200)
Healthcare Services Group Inc.	(130,896)	(7,064)
* Clean Harbors Inc.	(124,422)	(7,055)
* Teledyne Technologies Inc.	(42,084)	(6,699)
* Spirit Airlines Inc.	(182,793)	(6,107)
* Welbilt Inc.	(261,730)	(6,033)
* Echo Global Logistics Inc.	(308,746)	(5,820)
* Team Inc.	(417,223)	(5,570)

* Middleby Corp.	(41,760)	(5,352)
Allegiant Travel Co. Class A	(25,702)	(3,385)
Fastenal Co.	(64,369)	(2,934)
* Stericycle Inc.	(40,672)	(2,913)
Carlisle Cos. Inc.	(28,011)	(2,809)
IDEX Corp.	(21,754)	(2,642)
AMERCO	(6,980)	(2,617)
Hubbell Inc. Class B	(20,850)	(2,419)
Tennant Co.	(33,192)	(2,197)
* FTI Consulting Inc.	(59,788)	(2,121)
KBR Inc.	(111,194)	(1,988)
* NOW Inc.	(112,859)	(1,559)
General Cable Corp.	(73,914)	(1,393)
* Gardner Denver Holdings Inc.	(48,737)	(1,341)
Actuant Corp. Class A	(52,160)	(1,335)
John Bean Technologies Corp.	(12,744)	(1,288)
* Hub Group Inc. Class A	(28,823)	(1,238)
Universal Forest Products Inc.	(12,211)	(1,199)
* WageWorks Inc.	(17,390)	(1,056)
* Herc Holdings Inc.	(20,793)	(1,022)
* Mercury Systems Inc.	(19,499)	(1,012)
		(298,981)
Information Technology (-17.4%)
SS&C Technologies Holdings Inc.	(275,703)	(11,069)
Analog Devices Inc.	(125,778)	(10,838)
* Palo Alto Networks Inc.	(75,176)	(10,833)
* Zendesk Inc.	(369,855)	(10,766)
Cisco Systems Inc.	(320,079)	(10,764)
* Akamai Technologies Inc.	(220,920)	(10,763)
* FleetCor Technologies Inc.	(69,506)	(10,757)
* Tyler Technologies Inc.	(61,598)	(10,738)
* WEX Inc.	(95,018)	(10,663)
* ViaSat Inc.	(165,778)	(10,663)
* Guidewire Software Inc.	(135,212)	(10,528)
Corning Inc.	(351,764)	(10,525)
* salesforce.com Inc.	(111,516)	(10,418)
* Splunk Inc.	(153,618)	(10,205)
* Inphi Corp.	(252,865)	(10,036)
QUALCOMM Inc.	(192,116)	(9,959)
* Ultimate Software Group Inc.	(52,441)	(9,943)
CA Inc.	(297,710)	(9,938)
Xperi Corp.	(387,626)	(9,807)
* Envestnet Inc.	(190,192)	(9,700)
* Gigamon Inc.	(225,291)	(9,496)
* NetScout Systems Inc.	(279,735)	(9,049)
j2 Global Inc.	(119,275)	(8,812)
* Integrated Device Technology Inc.	(328,925)	(8,743)
Diebold Nixdorf Inc.	(381,517)	(8,718)
* comScore Inc.	(294,315)	(8,462)
* Ellie Mae Inc.	(100,416)	(8,247)
* Twitter Inc.	(447,855)	(7,555)
* MACOM Technology Solutions Holdings Inc.	(160,453)	(7,158)
AVX Corp.	(342,113)	(6,237)
FLIR Systems Inc.	(136,679)	(5,318)
* Qorvo Inc.	(72,340)	(5,113)
* Cavium Inc.	(75,328)	(4,967)
* Finisar Corp.	(207,961)	(4,610)

* 8x8 Inc.	(321,620)	(4,342)
* Keysight Technologies Inc.	(102,934)	(4,288)
TiVo Corp.	(192,939)	(3,830)
* Rogers Corp.	(20,242)	(2,698)
Littelfuse Inc.	(13,057)	(2,558)
* CoStar Group Inc.	(8,315)	(2,231)
* Infinera Corp.	(224,742)	(1,993)
* OSI Systems Inc.	(21,179)	(1,935)
* eBay Inc.	(46,443)	(1,786)
		(337,059)
Materials (-5.7%)
Ball Corp.	(260,513)	(10,759)
Mosaic Co.	(497,482)	(10,741)
CF Industries Holdings Inc.	(301,272)	(10,593)
Compass Minerals International Inc.	(161,565)	(10,485)
Vulcan Materials Co.	(87,272)	(10,438)
Ecolab Inc.	(80,955)	(10,411)
DowDuPont Inc.	(138,794)	(9,609)
International Flavors & Fragrances Inc.	(48,786)	(6,972)
* GCP Applied Technologies Inc.	(213,836)	(6,565)
* Axalta Coating Systems Ltd.	(209,123)	(6,048)
RPM International Inc.	(95,348)	(4,895)
Hecla Mining Co.	(936,610)	(4,702)
Tahoe Resources Inc.	(861,176)	(4,538)
* Coeur Mining Inc.	(418,256)	(3,844)
* Ferroglobe R&W Trust	(82,051)	—
		(110,600)
Real Estate (-7.7%)
Life Storage Inc.	(131,471)	(10,756)
Simon Property Group Inc.	(63,659)	(10,250)
Jones Lang LaSalle Inc.	(80,882)	(9,989)
Invitation Homes Inc.	(438,376)	(9,929)
Macerich Co.	(179,600)	(9,872)
Federal Realty Investment Trust	(79,464)	(9,870)
Vornado Realty Trust	(128,338)	(9,867)
Rayonier Inc.	(335,143)	(9,682)
HFF Inc. Class A	(230,935)	(9,136)
Boston Properties Inc.	(72,874)	(8,955)
Paramount Group Inc.	(511,749)	(8,188)
Realogy Holdings Corp.	(227,713)	(7,503)
Acadia Realty Trust	(236,100)	(6,757)
Mid-America Apartment Communities Inc.	(46,161)	(4,934)
Kilroy Realty Corp.	(52,971)	(3,767)
* Marcus & Millichap Inc.	(134,303)	(3,625)
* Equity Commonwealth	(113,715)	(3,457)
Education Realty Trust Inc.	(91,619)	(3,292)
Alexander & Baldwin Inc.	(54,883)	(2,543)
AvalonBay Communities Inc.	(12,687)	(2,263)
Physicians Realty Trust	(109,703)	(1,945)
Empire State Realty Trust Inc.	(93,428)	(1,919)
Taubman Centers Inc.	(21,485)	(1,068)
* JBG SMITH Properties	(5,364)	(183)
		(149,750)
Telecommunication Services (-0.8%)
Shenandoah Telecommunications Co.	(252,936)	(9,409)

* Vonage Holdings Corp.	(802,685)	(6,534)
		(15,943)
Utilities (-2.3%)
* Dynegy Inc.	(1,096,615)	(10,736)
Southern Co.	(214,961)	(10,563)
Dominion Energy Inc.	(133,800)	(10,294)
Aqua America Inc.	(298,703)	(9,914)
American Water Works Co. Inc.	(31,000)	(2,508)
* Vistra Energy Corp.	(61,753)	(1,154)
		(45,169)
Total Common Stocks Sold Short (Proceeds $1,760,181)		(1,917,349)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
1,2 Vanguard Market Liquidity Fund, 1.223% (Cost $25,298)	252,930	25,298

†,2 Other Assets and Liabilities-Net (97.8%)		1,895,811
Net Assets (100%)		1,939,327

† Long security positions with a value of $1,145,857,000 and cash of $1,896,487,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,072,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $17,767,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Market Neutral Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At September 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At September 30, 2017, the cost of long security positions for tax purposes was $1,625,725,000. Net unrealized appreciation of long security positions for tax purposes was $335,140,000, consisting of unrealized gains of $375,979,000 on securities that had risen in value since their purchase and $40,839,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $157,167,000, consisting of unrealized gains of $81,492,000 on securities that had fallen in value since their purchase and $238,659,000 in unrealized losses on securities that had risen in value since their sale.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 21, 2017
VANGUARD MONTGOMERY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 21, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.